Revenue and related balances - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 242,687	$ 216,931
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	228,377	204,302
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 14,310	$ 12,629